Summary of Significant Accounting Policies (Details Narrative)		3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 22, 2021 $ / shares shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) Segment $ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Segment $ / shares	Dec. 31, 2020 USD ($) $ / shares
Product Information [Line Items]
Allowance for doubtful accounts | $		$ 0		$ 0		$ 0	$ 0
Common stock par value | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Impairment of long lived assets | $		$ 0	$ 0	$ 0	$ 0
Number of reporting segments | Segment				1		1
Big Cypress Acquisition Corp [Member]
Product Information [Line Items]
Common stock par value | $ / shares	$ 0.0001
Preferred stock to common stock exchange ratio	0.4653
Number of common shares issued for each share of convertible preferred | shares	1
Contract Research Organizations [Member]
Product Information [Line Items]
Goods standing percentage				90.00%		90.00%
HVIVI Services [Member]
Product Information [Line Items]
Goods standing percentage				90.00%		90.00%
Government [Member]
Product Information [Line Items]
Revenue percentage		100.00%	100.00%	100.00%	100.00%	100.00%	96.00%
Non Government [Member]
Product Information [Line Items]
Revenue percentage						0.00%	4.00%
Big Cypress Acquisition Corp [Member]
Product Information [Line Items]
Common stock par value | $ / shares	$ 0.0001
Preferred stock to common stock exchange ratio	0.4653
Number of common shares issued for each share of convertible preferred | shares	1
Sale of stock, number of shares issued in transaction | shares	36,465,343